intangible assets and goodwill - Business acquisition - pro forma disclosures (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pro forma Information
Reported Operating revenues and other income	$ 18,412	$ 17,258
Reported Net income	1,718	$ 1,698
Pro forma Operating revenues and other income	19,194
Pro forma Net income	$ 1,627
Net income per Common Share
Reported Basic	$ 1.16	$ 1.23
Reported Diluted	1.15	$ 1.22
Pro forma Basic	1.07
Pro forma Diluted	$ 1.07
Fully Managed Inc.
Pro forma Information
Reported Operating revenues and other income of acquiree	$ 74
Reported Net income (loss) of acquiree	(18)
Vivint Smart Home, Inc.
Pro forma Information
Reported Operating revenues and other income of acquiree	28
Reported Net income (loss) of acquiree	(3)
LifeWorks Inc.
Pro forma Information
Reported Operating revenues and other income of acquiree	350
Reported Net income (loss) of acquiree	$ (5)